Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of balances due from/(to) related parties at December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
Seatankers Management Co. Ltd	—	(94)
Frontline Ltd	135	601
Frontline Management (Bermuda) Limited	(29)	(35)
Frontline Corporate Services Ltd	(13)	(12)
Frontline Management AS	(33)	(16)
Flex LNG Fleet Management AS	(234)	(223)
SFL Corporation Ltd	(2)	(2)
Northern Drilling Ltd	31	—
Golden Ocean Management AS	(1)	—
Related party balance	(146)	219
A summary of income and (expenses) incurred from related parties for the years ended December 31, 2020, 2019, and 2018 are as follows:

(in thousands of $)	2020	2019	2018
Seatankers Management Co. Ltd	(312)	(548)	(616)
Seatankers Management Norway AS	(81)	(84)	(58)
Frontline Management (Bermuda) Limited	(122)	(711)	(1,864)
Frontline Ltd	17	—	—
Frontline Management AS	(154)	(336)	(469)
Flex LNG Fleet Management AS	(1,795)	(223)	—
Ship Finance International Limited	(2)	—	—
FS Maritime SARL	(225)	—	—
Total related party transactions	(2,674)	(1,902)	(3,007)